IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 1,572	$ 1,822
Personal, home equity, and credit card lines [member]
Disclosure of commitments [line items]
Capital commitment	127,500	122,041
Securities lending [member]
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 1,600	$ 1,800